Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011:

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands)
2012
Revenue	$72,547	$46,028	$51,556	$70,327
Operating income	24,974	8,335	8,904	28,939
Net income	14,706	1,270	1,129	19,945

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands)
2011
Revenue	$59,496	$35,545	$52,208	$70,759
Operating income	9,501	4,335	10,506	18,954
Net income (loss)	511	(5,026)	(5,111)	11,842